Business Segment Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Selected Business Segment Information

The following table presents selected business segment information for the periods indicated (in thousands):

	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Total revenues:
Nine months ended September 30, 2014	$301,492	$371,530	$(137)	$672,885
Nine months ended September 30, 2013	171,361	251,516	(136)	422,741
Adjusted EBITDA: (1)
Nine months ended September 30, 2014	247,335	218,842	(18,912)	447,265
Nine months ended September 30, 2013	153,679	157,160	(19,554)	291,285
Segment assets: (2)
As of September 30, 2014	1,232,146	2,749,452	40,069	4,021,667
As of December 31, 2013	1,281,134	1,552,307	(4,280)	2,829,161
Total cash expenditures for additions to long-lived assets:
Nine months ended September 30, 2014	(276,982)	(1,273,157)	—	(1,550,139)
Nine months ended September 30, 2013	(198,220)	(165,403)	—	(363,623)

(1)	Adjustments and eliminations for the nine months ended September 30, 2014 and 2013 include amounts related to the MRD’s Segment equity investments in the MEMP Segment as well as the elimination of $6.1 million of cash distributions that MEMP paid MRD for the nine months ended September 30, 2014, and $19.1 million of cash distributions that MEMP paid MRD LLC for the nine months ended September 30, 2013, related to MRD LLC’s partnership interests in MEMP.
(2)	Adjustments and eliminations primarily represent the elimination of the MRD’s Segment equity investments in the MEMP Segment. The adjustment at September 30, 2014 and December 31, 2013 also includes $47.3 million and $49.9 million, respectively related to an impairment recognized by the MEMP Segment during 2013. This impairment did not exist on a consolidated basis.

The following table presents selected business segment information for the periods indicated (in thousands):

	MRD	MEMP	Other Adjustments & Eliminations	Consolidated and Combined Totals
Total revenues:
Year ended December 31, 2013	$231,558	$343,616	$(151)	$575,023
Year ended December 31, 2012	138,814	258,423	(369)	396,868
Adjusted EBITDA:
Year ended December 31, 2013(1)	197,903	222,185	(25,232)	394,856
Year ended December 31, 2012(1)	131,702	179,334	(23,447)	287,589
Segment assets:(2)
As of December 31, 2013	1,281,134	1,552,307	(4,280)	2,829,161
As of December 31, 2012	1,102,406	1,489,404	(132,506)	2,459,304
Total expenditures for additions to long-lived assets:
Year ended December 31, 2013	267,870	200,577	—	468,447
Year ended December 31, 2012	249,526	387,160	—	636,686

(1)	Adjustments and eliminations for the years ended December 31, 2013 and 2012 include amounts related to the MRD’s Segment equity investments in the MEMP Segment as well the elimination of $26.0 million and $19.3 million of cash distributions that MEMP paid Memorial Resource for the years ended December 31, 2013 and 2012, respectively, related to Memorial Resource’s partnership interests in MEMP.
(2)	Adjustments and eliminations primarily represent the elimination of the MRD’s Segment equity investments in the MEMP Segment. The adjustment at December 31, 2013 also includes $49.9 million related to an impairment recognized by the MEMP Segment during 2013. This impairment did not exist on a consolidated basis.

Schedule of Calculation of Reportable Segment's Adjusted EBITDA

Calculation of Reportable Segments’ Adjusted EBITDA

	For the Nine Months Ended September 30, 2014
	MRD	MEMP	Combined Totals
	(In thousands)
Net income (loss)	$(930,149)	$(45,037)	$(975,186)
Interest expense, net	44,355	60,573	104,928
Loss on extinguishment of debt	37,248	—	37,248
Income tax expense (benefit)	14,323	75	14,398
DD&A	107,496	105,830	213,326
Impairment of proved oil and natural gas properties	—	67,181	67,181
Accretion of AROs	495	4,106	4,601
(Gain) loss on commodity derivative instruments	(17,130)	28,710	11,580
Cash settlements received (paid) on commodity derivative instruments	(4,930)	(14,999)	(19,929)
(Gain) loss on sale of properties	3,057	—	3,057
Acquisition related costs	1,568	3,912	5,480
Incentive-based compensation expense	970,877	5,387	976,264
Exploration costs	1,213	252	1,465
Provision for environmental remediation	—	2,852	2,852
Non-cash equity (income) loss from MEMP	12,844	—	12,844
Cash distributions from MEMP	6,068	—	6,068

Adjusted EBITDA	$247,335	$218,842	$466,177

	For the Nine Months Ended September 30, 2013
	MRD	MEMP	Combined Totals
	(In thousands)
Net income (loss)	$114,628	$9,359	$123,987
Interest expense, net	15,947	26,047	41,994
Income tax expense (benefit)	1,147	285	1,432
DD&A	62,605	69,723	132,328
Impairment of proved oil and natural gas properties	—	50,310	50,310
Accretion of AROs	547	3,469	4,016
(Gain) loss on commodity derivative instruments	(8,361)	(21,195)	(29,556)
Cash settlements received (paid) on commodity derivative instruments	9,125	14,081	23,206
(Gain) loss on sale of properties	(83,370)	(2,848)	(86,218)
Acquisition related costs	1,651	3,422	5,073
Incentive-based compensation expense	19,069	2,322	21,391
Non-cash compensation expense	—	1,057	1,057
Exploration costs	1,137	1,128	2,265
Non-cash equity (income) loss from MEMP	454	—	454
Cash distributions from MEMP	19,100	—	19,100

Adjusted EBITDA	$153,679	$157,160	$310,839

Calculation of Reportable Segments’ Adjusted EBITDA

	For the Year Ended December 31, 2013
	MRD	MEMP	Combined Totals
	(in thousands)
Net income (loss)	$82,243	$20,268	$102,511
Interest expense, net	27,349	41,901	69,250
Income tax expense (benefit)	1,311	308	1,619
DD&A	87,043	97,269	184,312
Impairment of proved oil and natural gas properties	2,527	54,362	56,889
Accretion of AROs	728	4,853	5,581
(Gain) loss on commodity derivative instruments	(3,013)	(26,281)	(29,294)
Cash settlements received on commodity derivative instruments	12,240	19,879	32,119
Gain on sale of properties	(82,773)	(2,848)	(85,621)
Acquisition related costs	1,584	6,729	8,313
Incentive unit compensation expense	43,279	3,558	46,837
Non-cash compensation expense	—	1,057	1,057
Exploration costs	1,226	1,130	2,356
Equity (income) loss from MEMP	(1,847)	—	(1,847)
Cash distributions from MEMP	26,006	—	26,006

Adjusted EBITDA	$197,903	$222,185	$420,088

	For the Year Ended December 31, 2012
	MRD	MEMP	Combined Totals
	(in thousands)
Net income (loss)	$(14,641)	$46,518	$31,877
Interest expense, net	12,802	20,436	33,238
Income tax expense (benefit)	(178)	285	107
DD&A	62,636	76,036	138,672
Impairment of proved oil and natural gas properties	18,339	10,532	28,871
Accretion of AROs	632	4,377	5,009
(Gain) loss on commodity derivative instruments	(13,488)	(21,417)	(34,905)
Cash settlements received on commodity derivative instruments	30,188	44,111	74,299
Gain on sale of properties	(2)	(9,759)	(9,761)
Acquisition related costs	403	4,135	4,538
Incentive unit compensation expense	9,510	1,423	10,933
Exploration costs	7,337	2,463	9,800
Amortization of investment premium	—	194	194
Non-cash equity (income) loss from MEMP	(696)	—	(696)
Cash distributions from MEMP	19,263	—	19,263

Adjusted EBITDA	$132,105	$179,334	$311,439

Reconciliation of Total Reportable Segment's Adjusted EBITDA to Net Income (Loss)

The following table presents a reconciliation of total reportable segments’ Adjusted EBITDA to net income (loss) for each of the periods indicated (in thousands).

	For the Nine Months Ended September 30,
	2014	2013
Total Reportable Segments’ Adjusted EBITDA	$466,177	$310,839
Adjustments to reconcile Adjusted EBITDA to net income (loss):
Interest expense, net	(104,928)	(41,994)
Loss on extinguishment of debt	(37,248)	—
Income tax benefit (expense)	(14,398)	(1,432)
DD&A	(215,906)	(132,328)
Impairment of proved oil and natural gas properties	(67,181)	(21)
Accretion of AROs	(4,601)	(4,016)
Gains (losses) on commodity derivative instruments	(11,580)	29,556
Cash settlements paid (received) on commodity derivative instruments	19,929	(23,206)
Gain (loss) on sale of properties	(3,057)	86,218
Acquisition related costs	(5,480)	(5,073)
Incentive-based compensation expense)	(976,264)	(21,391)
Non-cash compensation expense	—	(1,057)
Exploration costs	(1,465)	(2,265)
Provision for environmental remediation	(2,852)	—
Cash distributions from MEMP	(6,068)	(19,100)
Other non-cash equity (income) loss)	—	(430)

Net income (loss)	$(964,922)	$174,300

The following table presents a reconciliation of total reportable segments’ Adjusted EBITDA to net income (loss) for each of the periods indicated.

	For the Years Ended December 31,
	2013	2012
	(in thousands)
Total Reportable Segments’ Adjusted EBITDA	$420,088	$311,439
Adjustment to reconcile Adjusted EBITDA to net income (loss):
Interest expense, net	(69,250)	(33,238)
Income tax benefit (expense)	(1,619)	(107)
DD&A	(184,717)	(138,672)
Impairment of proved oil and natural gas properties	(6,600)	(28,871)
Accretion of AROs	(5,581)	(5,009)
Gains (losses) on commodity derivative instruments	29,294	34,905
Cash settlements received on commodity derivative instruments	(32,119)	(74,299)
Gain on sale of properties	85,621	9,761
Acquisition related costs	(8,313)	(4,538)
Incentive unit compensation expense	(46,837)	(10,933)
Non-cash compensation expense	(1,057)	—
Exploration costs	(2,356)	(9,800)
Amortization of investment premium	—	(194)
Cash distributions from MEMP	(26,006)	(19,263)
Non-cash equity (income) loss from WHT & MRD Assets	784	(4,184)

Net income (loss)	$151,332	$26,997

Schedule of Consolidated and Combined Statement of Operations Disaggregated by Reportable Segment

Included below is our consolidated and combined statement of operations disaggregated by reportable segment for the period indicated (in thousands):

	For the Nine Months Ended September 30, 2014
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$300,931	$368,370	$—	$669,301
Other revenues	561	3,160	(137)	3,584

Total revenues	301,492	371,530	(137)	672,885

Costs and expenses:
Lease operating	18,657	93,367	(137)	111,887
Pipeline operating	—	1,596	—	1,596
Exploration	1,213	252	—	1,465
Production and ad valorem taxes	10,494	23,129	—	33,623
Depreciation, depletion, and amortization	107,496	105,830	2,580	215,906
Impairment of proved oil and natural gas properties	—	67,181	—	67,181
Incentive unit compensation expense	969,390	—	—	969,390
General and administrative	29,301	31,760	—	61,061
Accretion of asset retirement obligations	495	4,106	—	4,601
(Gain) loss on commodity derivative instruments	(17,130)	28,710	—	11,580
(Gain) loss on sale of properties	3,057	—	—	3,057
Other, net	—	(12)	—	(12)

Total costs and expenses	1,122,973	355,919	2,443	1,481,335

Operating income (loss)	(821,481)	15,611	(2,580)	(808,450)
Other income (expense):
Interest expense, net	(44,355)	(60,573)	—	(104,928)
Loss on extinguishment of debt	(37,248)	—	—	(37,248)
Earnings from equity investments	(12,844)	—	12,844	—
Other, net	102	—	—	102

Total other income (expense)	(94,345)	(60,573)	12,844	(142,074)

Income (loss) before income taxes	(915,826)	(44,962)	10,264	(950,524)
Income tax benefit (expense)	(14,323)	(75)	—	(14,398)

Net income (loss)	$(930,149)	$(45,037)	$10,264	$(964,922)

	For the Nine Months Ended September 30, 2013
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$171,013	$249,844	$—	$420,857
Other revenues	348	1,672	(136)	1,884

Total revenues	171,361	251,516	(136)	422,741

Costs and expenses:
Lease operating	17,065	64,922	(241)	81,746
Pipeline operating	—	1,343	—	1,343
Exploration	1,137	1,128	—	2,265
Production and ad valorem taxes	8,563	14,915	—	23,478
Depreciation, depletion, and amortization	62,605	69,723	—	132,328
Impairment of proved oil and natural gas properties	—	50,310	(50,289)	21
Incentive unit compensation expense	19,069	—	—	19,069
General and administrative	22,466	33,411	105	55,982
Accretion of asset retirement obligations	547	3,469	—	4,016
(Gain) loss on commodity derivative instruments	(8,361)	(21,195)	—	(29,556)
(Gain) loss on sale of properties	(83,370)	(2,848)	—	(86,218)
Other, net	(25)	647	—	622

Total costs and expenses	39,696	215,825	(50,425)	205,096

Operating income (loss)	131,665	35,691	50,289	217,645
Other income (expense):
Interest expense, net	(15,947)	(26,047)	—	(41,994)
Earnings from equity investments	(24)	—	24	—
Other, net	81	—	—	81

Total other income (expense)	(15,890)	(26,047)	24	(41,913)

Income before income taxes	115,775	9,644	50,313	175,732
Income tax benefit (expense)	(1,147)	(285)	—	(1,432)

Net income (loss)	$114,628	$9,359	$50,313	$174,300

Included below is our consolidated and combined statement of operations disaggregated by reportable segment for the period indicated:

	For the Year Ended December 31, 2013
	MRD	MEMP	Other Adjustments & Eliminations	Consolidated and Combined Totals
	(in thousands)
Revenues:
Oil & natural gas sales	$230,751	$341,197	$—	$571,948
Other revenues	807	2,419	(151)	3,075

Total revenues	231,558	343,616	(151)	575,023

Costs and expenses:
Lease operating	25,006	88,893	(259)	113,640
Pipeline operating	—	1,835	—	1,835
Exploration	1,226	1,130	—	2,356
Production and ad valorem taxes	9,362	17,784	—	27,146
Depreciation, depletion, and amortization	87,043	97,269	405	184,717
Impairment of proved oil and natural gas properties	2,527	54,362	(50,289)	6,600
General and administrative	81,758	43,495	105	125,358
Accretion of asset retirement obligations	728	4,853	—	5,581
(Gain) loss on commodity derivative instruments	(3,013)	(26,281)	—	(29,294)
(Gain) loss on sale of properties	(82,773)	(2,848)	—	(85,621)
Other, net	2	647	—	649

Total costs and expenses	121,866	281,139	(50,038)	352,967

Operating income	109,692	62,477	49,887	222,056
Other income (expense):
Interest expense, net	(27,349)	(41,901)	—	(69,250)
Earnings from equity investments	1,066	—	(1,066)	—
Other, net	145	—	—	145

Total other income (expense)	(26,138)	(41,901)	(1,066)	(69,105)

Income before income taxes	83,554	20,576	48,821	152,951
Income tax benefit (expense)	(1,311)	(308)	—	(1,619)

Net income	$82,243	$20,268	$48,821	$151,332

(1)	During the year ended December 31, 2013 the MEMP Segment recorded impairments of $50.3 million related to certain properties in East Texas. Both the MRD and MEMP Segments own properties in the same field and on a consolidated basis the expected future cash flows exceeded the carrying value, and therefore, did not result in an impairment on a consolidated basis.

	For the Year Ended December 31, 2012
	MRD	MEMP	Other Adjustments & Eliminations	Consolidated and Combined Totals
	(in thousands)
Revenues:
Oil & natural gas sales	$138,032	$255,608	$(9)	$393,631
Other revenues	782	2,815	(360)	3,237

Total revenues	138,814	258,423	(369)	396,868

Costs and expenses:
Lease operating	24,438	80,116	(800)	103,754
Pipeline operating	—	2,114	—	2,114
Exploration	7,337	2,463	—	9,800
Production and ad valorem taxes	7,576	16,048	—	23,624
Depreciation, depletion, and amortization	62,636	76,036	—	138,672
Impairment of proved oil and natural gas properties	18,339	10,532	—	28,871
General and administrative	38,414	30,342	431	69,187
Accretion of asset retirement obligations	632	4,377	—	5,009
(Gain) loss on commodity derivative instruments	(13,488)	(21,417)	—	(34,905)
(Gain) loss on sale of properties	(2)	(9,759)	—	(9,761)
Other, net	364	138	—	502

Total costs and expenses	146,246	190,990	(369)	336,867

Operating income	(7,432)	67,433	—	60,001
Other income (expense):
Interest expense, net	(12,802)	(20,436)	—	(33,238)
Amortization of investment premium	—	(194)	—	(194)
Earnings from equity investments	4,880	—	(4,880)	—
Other, net	535	—	—	535

Total other income (expense)	(7,387)	(20,630)	(4,880)	(32,897)

Income before income taxes	(14,819)	46,803	(4,880)	27,104
Income tax benefit (expense)	178	(285)	—	(107)

Net income	$(14,641)	$46,518	$(4,880)	$26,997